Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)	$ (2,086,303)	$ (4,326,294)
Adjustments to reconcile net loss to cash flows used in operating activities:
Stock based compensation	1,353,898	3,095,169
Write-off of land in Alberta Canada	43,163	0
Interest expense added to convertible notes	6,143	8,232
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(366)	80,375
Accrued interest payable	28,206	662,414
Trade and other payables	48,100	(4,814)
Net Cash Used in Operating Activities	(606,427)	(645,668)
FINANCING ACTIVITIES
Net change in related party receivables	65,149	(212)
Cash received from equity investors	542,850	651,300
Net cash provided by Financing Activities	607,999	651,088
Increase in Cash	1,572	5,420
Cash at beginning of year	10,464	5,044
Cash at end of period	12,036	10,464
Supplemental disclosure of cash flow information
Interest Paid	0	0
Income taxes paid	0	0
Noncash Investing And Financing Activities
Deemed dividends related to issuance of warrants	0	0
Issuance of common stock for conversion of notes payable and accrued interest	$ 0	$ 11,408,424